Corporate and Group Information	12 Months Ended
Dec. 31, 2024
Corporate and Group Information [Abstract]
CORPORATE AND GROUP INFORMATION
1.	CORPORATE AND GROUP INFORMATION

The Company is a limited liability company incorporated in the Cayman Islands on November 17, 2017. The registered office of the Company is located at the office of Walkers Corporate Limited, with the registered address of 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

The Company is an investment holding company. The Company became the holding company of the subsidiaries upon completion of the reorganization in July 2018. The Company is a global biopharmaceutical company engaged in discovering, developing and commercializing therapies to address global medical needs primarily in hematological malignancies.

In October 2019, the Company completed its Hong Kong initial public offering with the Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”). In January 2025, the Company completed its U.S. initial public offering with the NASDAQ.

Particulars of the Company’s principal subsidiaries are as follows:

	Place and date of incorporation/ registration and	Nominal value of issued/registered		Percentage of equity interests attributable to the Company		Principal
Company name	place of business	share capital		Direct	Indirect	business
Suzhou Ascentage Pharma Co., Ltd.*@ (“Suzhou Yasheng”)	PRC/Mainland China June 1, 2016	RMB	2,000,000	-	100%	Medical research and development

Guangzhou Healthquest Pharma Co., Ltd.*@ (“Healthquest Pharma”)	PRC/Mainland China July 3, 2012	RMB	150,000	-	100%	Clinical development and sale of products

Ascentage Pharma Group Inc.	United States of America (“United States”) November 4, 2015	US$	0.015	-	100%	Clinical trials

Shanghai Centagen Pharma Co., Ltd.*@	PRC/Mainland China January 27, 2022	RMB	30,000	-	100%	Sale of products

Suzhou Shenghe Innovation Works Biotech Co., Ltd.*@	PRC/Mainland China September 21, 2022	RMB	500	-	100%	Rental of buildings to group companies

*	The English names of the companies registered in the PRC represent the best efforts made by the management of the Company in directly translating the Chinese names of these companies as no English names have been registered.
@	These entities are limited liability companies established in the PRC.